1. NATURE OF OPERATIONS AND BASIS OF PRESENTATION (Details 2) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Net loss	$ (7,077,066)	$ (3,452,664)	$ (26,154,897)	$ (8,255,104)	$ (18,030,124)	$ (8,472,898)
Basic and diluted net loss per common share	$ (0.07)	$ (0.07)	$ (0.28)	$ (0.17)	$ (0.34)	$ (0.19)
Pro Forma Odava
Total revenues	$ 11,516	$ 209,003	$ 289,130	$ 794,621
Net loss	$ (7,077,066)	$ (3,452,664)	$ (26,154,897)	$ (8,277,114)
Basic and diluted net loss per common share	$ (0.07)	$ (0.07)	$ (0.28)	$ (0.17)
Pro Forma DD Digital
Total revenues	$ 11,516	$ 232,313	$ 289,031	$ 833,304
Net loss	$ (7,077,066)	$ (7,263,951)	$ (26,239,951)	$ (8,373,192)
Basic and diluted net loss per common share	$ (0.07)	$ (0.07)	$ (0.28)	$ (0.17)